Equity (Details)	Mar. 09, 2022 $ / shares shares	Mar. 08, 2022 $ / shares	Aug. 03, 2021 $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Equity
Number of shares authorized			500,000,000
Common stocks, shares authorized	450,000,000		450,000,000	450,000,000	450,000,000	450,000,000
Common stocks, par value (in dollars per share) | $ / shares	$ 0.0004	$ 0.0001	$ 0.0001	$ 0.0004	$ 0.0004	$ 0.0004
Preferred stock, shares authorized			50,000,000
Preferred stock, par value | $ / shares			$ 0.0001
Stock split	0.25	0.25	70,000